UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31st, 2013

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         May 15, 2013

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total: 1182703









ISHARS TR	 		RUSSELL 2000 PUT  464287655		     18			  3000	      SH

AK STL CORP	 		NOTE 5.000%11/1   001546AP5		   1309		       1400000	     PRN

ACCURAY INC	 		NOTE 3.500% 2/0   004397AC9		   7023		       6550000	     PRN

ALLEGHENY TECHNOLOGIES INC	COM 		  01741R102		    549			 17300	      SH

ATLANTICUS HLDGS CORP	 	COM 		  04914Y102		   1840		        500000	      SH

CEMEX SAB DE CV	 		NOTE 3.250% 3/1   151290BB8		  83393		      63000000	     PRN

CEMEX SAB DE CV	 		NOTE 3.750% 3/1   151290BC6		  27739		      20500000	     PRN

COBALT INTL ENERGY INC	 	COM 		  19075F106		   4701		        166700	      SH

DENDREON CORP	 		NOTE 2.875% 1/1   24823QAC1		  20861		      26465000	     PRN

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		  27116		      31295000	     PRN

DYNEGY INC NEW DEL	 	W EXP 99/99/999   26817R116		   2650		       2054138	      SH

ENCORE CAP GROUP INC	 	NOTE 3.000%11/2   292554AC6		   3531		       3080000	     PRN

ENDEAVOUR INTL CORP	 	COM NEW 	  29259G200		   5014		       1699778	      SH

EXELIXIS INC	 		NOTE 4.250% 8/1   30161QAC8		   8327		       8368000	     PRN

GT ADVANCED TECHNOLOGIES INC	NOTE 3.000%10/0   36191UAA4		   9756		      12597000	     PRN

GENCO SHIPPING & TRADING LTD	NOTE 5.000% 8/1   36869MAA3		    134		        372000	     PRN

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  68990		       3717135	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		  43229		       3666571	      SH

GEVO INC	 		NOTE 7.500% 7/0   374396AA7		   2155		       3250000	     PRN

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		 126386		       7395292	      SH

HEALTH CARE REIT INC	 	NOTE 3.000%12/0   42217KAR7		  57837		      43700000	     PRN

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		   3126		        106700	      SH

KKR FINL HLDGS LLC	 	COM 		  48248A306		   1463		        132200	      SH

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		  18705		      26650000	     PRN

LIBERTY MEDIA CORP NEW	 	DEB 3.125% 3/3 	  530718AF2		 280511		     172000000	     PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		  23852		       1026790	      SH

MANNKIND CORP	 		NOTE 5.750% 8/1   56400PAC6		  19863		      23500000	     PRN

MCMORAN EXPLORATION CO	 	NOTE 4.000%12/3   582411AJ3		  22245		      19250000	     PRN

MOLINA HEALTHCARE INC	 	COM 		  60855R100		    252			  8151	      SH

MOLYCORP INC DEL	 	NOTE 6.000% 9/0   608753AF6		  16673		      23309000	     PRN

MOLYCORP INC DEL	 	NOTE 5.500% 2/0   608753AH2		   8168		       9000000	     PRN

MOLYCORP INC DEL	 	NOTE 5.500% 2/0   608753AH2		   2723		       3000000	     PRN

NAVISTAR INTL CORP NEW	 	NOTE 3.000%10/1   63934EAL2		   7419		       7250000	     PRN

NETAPP INC	 		NOTE 1.750% 6/0   64110DAB0		  19086		      17500000	     PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		  27979		      27848000	     PRN

OMNICARE INC	 		NOTE 3.750%12/1   681904AN8		  86411		      53195000	     PRN

PEABODY ENERGY CORP	 	COM 		  704549104		   1550		         73282	      SH

RAIT FINANCIAL TRUST	 	NOTE 7.000% 4/0   749227AA2		  18880		      14651000	     PRN

RADIAN GROUP INC	 	NOTE 3.000%11/1   750236AK7		   2899		       2400000	     PRN

SALESFORCE COM INC	 	COM 		  79466L302		   9769		         54630	      SH

SANOFI	 			RIGHT 12/31/2020  80105N113		  11792		       6588667	      SH

SOLARFUN POWER HOLDINGS CO L	NOTE 3.500% 1/1   83415UAB4		   6619		       7500000	     PRN

SOUTHERN COPPER CORP	 	COM 		  84265V105		   2385		         63470	      SH

SUNTRUST BKS INC	 	W EXP 11/14/201   867914111		    491		        158300	      SH

SUNTECH PWR HLDGS CO LTD	NOTE 3.000% 5/1   86800CAE4		    607	               2050000	     PRN

TELEPHONE & DATA SYS INC	COM NEW 	  879433829		  17119	                812480	      SH

TRINITY INDS INC	 	COM 		  896522109		   2452	                 54100	      SH

USEC INC	 		NOTE 3.000%10/0   90333EAC2		   4038		      11875000	     PRN

VERSO PAPER CORP	 	COM 		  92531L108		   2640		       2000000	      SH

VISTEON CORP	 		COM NEW 	  92839U206		  23096		        400275	      SH

WINTRUST FINANCIAL CORP	 	W EXP 12/19/201   97650W157		  2254		        128805	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115		  11130		       2474540	      SH

SHIP FINANCE INTERNATIONAL	NOTE 3.250% 2/1/  EJ5320514		  22550		      22000000	     PRN

FRONTLINE LTD	 		SHS 		  G3682E127		   1227		        524200	      SH

LYONDELLBASELL INDUSTRIES N	SHS - A - 	  N53745100		     19			   300	      SH

DRYSHIPS INC	 		SHS 		  Y2109Q101		    155		         75906	      SH








                                                                                   1182703
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